Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
October 31, 2024
R97-NPRT1-1224
1.9895838.105
Bond Funds - 51.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	222,328	2,167,701
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	448,065	3,436,658
Fidelity Series Corporate Bond Fund (a)	276,553	2,577,474
Fidelity Series Emerging Markets Debt Fund (a)	30,188	241,205
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,586	69,712
Fidelity Series Floating Rate High Income Fund (a)	5,015	45,081
Fidelity Series Government Bond Index Fund (a)	442,154	4,041,292
Fidelity Series High Income Fund (a)	28,130	243,603
Fidelity Series International Credit Fund (a)	641	5,338
Fidelity Series International Developed Markets Bond Index Fund (a)	206,984	1,813,176
Fidelity Series Investment Grade Bond Fund (a)	389,095	3,894,843
Fidelity Series Investment Grade Securitized Fund (a)	278,883	2,479,274
Fidelity Series Long-Term Treasury Bond Index Fund (a)	336,751	1,868,969
Fidelity Series Real Estate Income Fund (a)	4,444	44,617
Fidelity Series Treasury Bill Index Fund (a)	3,475	34,536
TOTAL BOND FUNDS (Cost $25,343,051)		22,963,479

Domestic Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	132,484	2,429,762
Fidelity Series Commodity Strategy Fund (a)	1,177	102,673
Fidelity Series Large Cap Growth Index Fund (a)	66,366	1,575,520
Fidelity Series Large Cap Stock Fund (a)	62,834	1,448,323
Fidelity Series Large Cap Value Index Fund (a)	178,835	3,031,249
Fidelity Series Small Cap Core Fund (a)	64,632	785,927
Fidelity Series Small Cap Opportunities Fund (a)	22,640	336,878
Fidelity Series Value Discovery Fund (a)	65,189	1,071,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,262,970)		10,782,042

International Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	43,353	701,885
Fidelity Series Emerging Markets Fund (a)	83,669	784,817
Fidelity Series Emerging Markets Opportunities Fund (a)	162,100	3,141,498
Fidelity Series International Growth Fund (a)	89,404	1,648,613
Fidelity Series International Index Fund (a)	50,021	629,270
Fidelity Series International Small Cap Fund (a)	35,929	640,971
Fidelity Series International Value Fund (a)	128,378	1,653,504
Fidelity Series Overseas Fund (a)	116,862	1,643,081
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,913,027)		10,843,639

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $59)	6	60

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $14,777)	4.91	14,777	14,777

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,533,884)	44,603,997
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,076)
NET ASSETS - 100.0%	44,587,921

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,707,009	594,524	145,093	11,365	49	11,212	2,167,701
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,278,604	476,236	281,275	25,514	(14,234)	(22,673)	3,436,658
Fidelity Series Blue Chip Growth Fund	2,363,070	506,162	347,366	206,984	(5,051)	(87,053)	2,429,762
Fidelity Series Canada Fund	628,070	109,356	52,119	-	(1)	16,579	701,885
Fidelity Series Commodity Strategy Fund	360,562	22,054	271,133	9,507	(86,911)	78,101	102,673
Fidelity Series Corporate Bond Fund	2,527,146	372,560	315,911	28,889	(6,727)	406	2,577,474
Fidelity Series Emerging Markets Debt Fund	225,732	33,360	20,049	2,290	(196)	2,358	241,205
Fidelity Series Emerging Markets Debt Local Currency Fund	68,684	7,128	7,176	-	(159)	1,235	69,712
Fidelity Series Emerging Markets Fund	726,862	123,750	81,846	-	1,472	14,579	784,817
Fidelity Series Emerging Markets Opportunities Fund	2,910,967	503,679	359,117	-	6,464	79,505	3,141,498
Fidelity Series Floating Rate High Income Fund	42,550	7,316	4,837	1,006	(2)	54	45,081
Fidelity Series Government Bond Index Fund	3,913,889	595,663	436,028	34,091	(17,248)	(14,984)	4,041,292
Fidelity Series Government Money Market Fund	2,499	12,839	561	45	-	-	14,777
Fidelity Series High Income Fund	230,893	31,046	21,837	3,741	168	3,333	243,603
Fidelity Series International Credit Fund	5,222	46	-	46	-	70	5,338
Fidelity Series International Developed Markets Bond Index Fund	1,688,723	258,723	147,464	6,554	1,092	12,102	1,813,176
Fidelity Series International Growth Fund	1,574,786	233,346	150,044	-	2,880	(12,355)	1,648,613
Fidelity Series International Index Fund	591,948	97,639	50,423	-	(19)	(9,875)	629,270
Fidelity Series International Small Cap Fund	644,827	77,455	70,311	-	(5,581)	(5,419)	640,971
Fidelity Series International Value Fund	1,564,631	243,494	125,707	-	(526)	(28,388)	1,653,504
Fidelity Series Investment Grade Bond Fund	3,817,987	557,111	451,826	41,451	(7,821)	(20,608)	3,894,843
Fidelity Series Investment Grade Securitized Fund	2,469,905	348,415	311,061	26,764	(11,384)	(16,601)	2,479,274
Fidelity Series Large Cap Growth Index Fund	1,516,923	210,696	221,434	-	(760)	70,095	1,575,520
Fidelity Series Large Cap Stock Fund	1,378,558	244,322	166,378	70,960	868	(9,047)	1,448,323
Fidelity Series Large Cap Value Index Fund	2,834,611	432,306	313,460	-	826	76,966	3,031,249
Fidelity Series Long-Term Treasury Bond Index Fund	1,832,201	254,499	177,653	16,059	(8,085)	(31,993)	1,868,969
Fidelity Series Overseas Fund	1,563,917	257,917	134,815	-	574	(44,512)	1,643,081
Fidelity Series Real Estate Income Fund	42,201	5,992	4,305	656	67	662	44,617
Fidelity Series Short-Term Credit Fund	59	1	-	1	-	-	60
Fidelity Series Small Cap Core Fund	683,280	188,251	68,836	-	(784)	(15,984)	785,927
Fidelity Series Small Cap Opportunities Fund	426,138	69,912	124,864	30,782	5,677	(39,985)	336,878
Fidelity Series Treasury Bill Index Fund	5,871	30,221	1,555	102	-	(1)	34,536
Fidelity Series Value Discovery Fund	992,642	162,491	104,232	-	(237)	21,046	1,071,710
	42,620,967	7,068,510	4,968,716	516,807	(145,589)	28,825	44,603,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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